Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of major subsidiaries, VIEs and subsidiaries of VIEs

Major subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2021 are set out below:

			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
Fread Limited	Cayman Island	May 20, 2014	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
I Game (Hong Kong) Company Limited	Hong Kong	June 10, 2014	100%	Paid services
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Qieyiyou (Beijing) Information Technology Co., Ltd. (“Qieyiyou”)	PRC	November 28, 2014	100%	Paid services
Tianjin Fengying Hongda Culture Communication Co., Ltd. (“Fengying Hongda”)	PRC	March 13, 2017	100%	Advertising
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Beijing Fenghuang Ronghe Investment Co., Ltd. (“Fenghuang Ronghe”)	PRC	September 18, 2015	100%	Investment holding
Beijing Chenhuan Technology Co., Ltd. (“Chenhuan”)	PRC	June 10, 2014	100%	Paid services
Subsidiaries of VIEs:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fengyu Network Technology Co., Ltd. (“Fengyu Network”)	PRC	June 1, 2012	100%	Paid services
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Paid services
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	PRC	May 31, 2013	50%	Advertising

Schedule of summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs

The following tables set forth the summarized assets, liabilities, results of operations and cash flows from continuing operations of the consolidated VIEs (in thousands):

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	96,422	41,856
Term deposits and short term investments	240,388	126,172
Accounts receivable, net	325,741	178,439
Amounts due from inter-company entities	31,900	104,215
Other current assets	75,275	80,014
Current assets	769,726	530,696
Equity investments, net	81,821	98,128
Deferred income tax assets, net	45,147	48,192
Operating lease right-of-use assets, net	20,642	18,520
Other non-current assets	28,521	24,860
Non-current assets	176,131	189,700
Total assets	945,857	720,396
Accounts payable	72,696	63,685
Amounts due to related parties	23,124	26,035
Amounts due to inter-company entities	577,512	673,246
Advances from customers	135,080	18,633
Taxes payable	81,180	88,212
Salary and welfare payable	59,943	61,082
Accrued expenses and other current liabilities	121,366	87,914
Current liabilities	1,070,901	1,018,807
Non-current liabilities	43,190	32,169
Total liabilities	1,114,091	1,050,976

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenues (1)	685,116	521,414	487,323
Net loss from continuing operations (2)	(231,365)	(52,834)	(153,574)
Net income/(loss) from discontinued operation	54,242	(62,366)	—

Notes:

(1)

For the years ended December 31, 2019, 2020 and 2021, the VIEs have incurred revenues of RMB43.4 million, RMB11.0 million and RMB27.0 million, respectively, derived from inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as fees, which have been eliminated upon consolidation.

(2)

For the years ended December 31, 2019, 2020 and 2021, the VIEs have incurred costs of RMB43.3 million, RMB17.4 million and RMB16.8 million, respectively, related to technical services provided by the inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as revenues, which have been eliminated upon consolidation.

1. Organization and Principal Activities (Continued)

Revision of Previously Reported VIE Information

Certain information in the preceding table previously presented for the year ended December 31, 2020 in the 2020 Form 20-F has been revised. The amount previously reported as “net loss” of the VIEs for 2020 was the “net loss from continuing operations”, and the correct amount of “net loss from discontinued operations” is also added in but was not included in the table in prior year. It has been corrected by fully presenting the appropriate amounts in the preceding table. Previously reported net loss information for 2019 has been revised to conform to the current year presentation. There was no impact on any other reported information.

	For the Years Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash flow from operating activities：
Net cash provided by/(used in) transactions with inter-company entities	72,975	55,402	(44,528)
Net cash used in transactions with third parties	(341,971)	(83,169)	(75,240)
Net cash used in operating activities	(268,996)	(27,767)	(119,768)
Cash flow from investing activities：
Loans (paid to)/collected from inter-company entities	(60,000)	155,085	(12,523)
Other investing activities	270,049	(123,199)	93,034
Net cash provided by investing activities	210,049	31,886	80,511
Cash flow from financing activities：
Investments from inter-company entities	—	—	400
Repatriation of capital to facilitate the reorganization	—	—	(10,000)
Proceeds from/(repayment of) loans from inter-company entities	368,399	(380,560)	(20,890)
Other financing activities	—	4,365	(240)
Net cash provided by/(used in) financing activities	368,399	(376,195)	(30,730)